Consolidated balance sheet - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Goodwill	$ 1,835,000	$ 0	$ 0
Other intangible assets	1,941,000
Total intangible assets	3,776,000
Tangible fixed assets
Land and buildings	3,814,000	4,824,000	7,098,000
Vessels and capitalized dry-docking	1,855,903,000	1,937,791,000	1,722,465,000
Prepayments on vessels		11,996,000	12,024,000
Other plant and operating equipment	5,573,000	6,327,000	6,847,000
Total tangible fixed assets	1,865,290,000	1,960,938,000	1,748,434,000
Financial assets
Investments in joint ventures	76,000	1,473,000	1,588,000
Loan receivables	4,570,000	4,617,000	4,617,000
Deferred tax asset	555,000	651,000	344,000
Other investments	197,000	1,000	1,000
Total financial assets	5,398,000	6,742,000	6,550,000
Total non-current assets	1,874,464,000	1,967,680,000	1,754,984,000
CURRENT ASSETS
Inventories	72,033,000	48,812,000	22,459,000
Trade receivables	259,479,000	83,968,000	58,574,000
Other receivables	74,026,000	39,966,000	24,881,000
Prepayments	10,371,000	5,624,000	2,181,000
Cash and cash equivalents incl. restricted cash	323,803,000	171,733,000	135,564,000
Current assets	739,712,000	350,103,000	243,659,000
Assets held-for-sale		13,216,000	0
Total current assets	739,712,000	363,319,000	243,659,000
TOTAL ASSETS	2,614,176,000	2,330,999,000	1,998,643,000
EQUITY
Common shares	823,000	812,000	748,000
Share premium	167,531,000	159,558,000	102,044,000
Treasury shares	(4,235,000)	(4,235,000)	(4,235,000)
Hedging reserves	39,870,000	(3,559,000)	(20,681,000)
Translation reserves	(439,000)	137,000	346,000
Retained profit	1,297,774,000	899,467,000	939,247,000
Equity attributable to TORM plc shareholders	1,501,324,000	1,052,180,000	1,017,469,000
Non-controlling interests	2,350,000
Total equity	1,503,674,000	1,052,180,000	1,017,469,000
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45,176,000	45,176,000	44,923,000
Deferred tax liability	6,082,000
Borrowings	849,818,000	926,450,000	739,543,000
Other non-current liabilities	3,038,000
Total non-current liabilities	904,114,000	971,626,000	784,466,000
CURRENT LIABILITIES
Borrowings	117,107,000	208,951,000	102,858,000
Trade payables	48,502,000	35,332,000	14,350,000
Current tax liabilities	1,953,000	929,000	1,418,000
Other liabilities	31,141,000	43,681,000	59,782,000
Provisions	6,800,000	18,300,000	18,300,000
Deferred income	885,000
Total current liabilities	206,388,000	307,193,000	196,708,000
Total liabilities	1,110,502,000	1,278,819,000	981,174,000
TOTAL EQUITY AND LIABILITIES	$ 2,614,176,000	$ 2,330,999,000	$ 1,998,643,000